Equity - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Treasury Stock	Mar. 31, 2012 Treasury Stock	Mar. 31, 2012 Nidec Sankyo	Dec. 31, 2012 Nidec Sankyo	Sep. 30, 2012 Nidec Sankyo	Mar. 31, 2013 Repurchase at Board of Directors Meetings Resolution	Mar. 31, 2012 Repurchase at Board of Directors Meetings Resolution
Stockholders Equity Note [Line Items]
Percentage of cash dividends that must be appropriated as a legal reserve			10.00%
Description of dividend payment restriction			No further appropriations are required when the sum of the legal reserves reaches 25% of stated capital. These reserves currently exceed 25% of stated capital and are available for dividends under the Company Law subject to approval at the shareholders’ meeting
Amount of statutory retained earnings of the Company available for dividend payments to shareholders	¥ 69,109	¥ 109,970
Retained earnings, cash dividends	5,387
Retained earnings, cash dividends per share	¥ 40
Purchase of treasury stock, shares									5,078,200	1,645,800
Purchase of treasury stock, value	31,277	10,155	11,226						31,209	10,148
Treasury stock, shares	10,393,522	8,240,496		10,155,522	8,240,496
Treasury stock, at cost, value	57,007	42,440		56,109	42,440
Purchase of additional interests in subsidiaries, shares of common stock held in treasury allocated for the share exchange	3,175,315		721,534			3,175,315
Purchase of additional interests in subsidiaries, percentage owned by parent company							100.00%	77.10%
Retained earnings relating to equity in undistributed earnings of accumulated deficit of equity method investee	¥ 152	¥ 190	¥ 189